EAGLE SERIES TRUST
Eagle Mid Cap Stock Fund

SUPPLEMENT DATED AUGUST 20, 2012 TO
THE SUMMARY PROSPECTUS DATED MARCH 1, 2012
AND
THE PROSPECTUS DATED MARCH 1, 2012
AS SUPPLEMENTED MAY 31, 2012 AND AUGUST 9, 2012

New Portfolio Management Team for Eagle Mid Cap Stock Fund

Effective October 1, 2012, the portfolio management team of the Eagle Mid Cap Stock Fund (“fund”) will consist of Charles Schwartz, Betsy Pecor and Matthew McGeary as Co-Portfolio Managers of the fund.

As a result, the discussion of the fund’s portfolio managers on page 18 of the prospectus and page 3 of the summary prospectus should be replaced with the following:

Portfolio Managers | Charles Schwartz, CFA®, Betsy Pecor, CFA® and Matthew McGeary, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Mr. Schwartz, Ms. Pecor and Mr. McGeary have been Co-Portfolio managers of the fund since October 2012.

In addition, under the “Portfolio Managers” section of the prospectus on page 31, the “Mid Cap Stock Fund” paragraph should be replaced in its entirety with the following:

Mid Cap Stock Fund — Charles Schwartz, CFA®, Betsy Pecor, CFA® and Matthew McGeary, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Mr. Schwartz, Ms. Pecor and Mr. McGeary have been Co-Portfolio managers of the fund since October 2012.  Prior to joining Eagle in August 2012, Mr. Schwartz served as Co-Portfolio Manager and Senior Vice President at Sentinel Investments from 2004 to 2012. Prior to joining Eagle in August 2012, Ms. Pecor served as Co-Portfolio Manager at Sentinel Investments from 2005 to 2012. Prior to joining Eagle in August 2012, Mr. McGeary served as Co-Portfolio Manager at Sentinel Investments from 2011 to 2012 and as Equity Analyst at the same firm from 2005 to 2011.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

EAGLE SERIES TRUST
Eagle Mid Cap Stock Fund

SUPPLEMENT DATED AUGUST 20, 2012 TO
THE STATEMENT OF ADDITIONAL INFORMANTION DATED MARCH 1, 2012
AS SUPPLEMENTED MAY 31, 2012

New Portfolio Management Team for Eagle Mid Cap Stock Fund

Eagle Mid Cap Stock Fund.  Effective October 1, 2012, the portfolio management team of the Eagle Mid Cap Stock Fund (“fund”) will consist of Charles Schwartz, Betsy Pecor and Matthew McGeary as Co-Portfolio Managers of the fund.

As a result, the section of the Statement of Additional Information beginning on page 53 entitled “Todd McCallister, Stacey Serafini Thomas and Scott Renner (Mid Cap Stock)” should be replaced with the following:

B. Charles Schwartz, Betsy Pecor and Matthew McGeary (Mid Cap Stock)

      Charles Schwartz, CFA®, Betsy Pecor, CFA® and Matthew McGeary, CFA® are Co-Portfolio Managers of the fund and are jointly responsible for the day-to-day management of the fund. Mr. Schwartz, Ms. Pecor and Mr. McGeary have been Co-Portfolio managers of the fund since October 2012.  Prior to joining Eagle in August 2012, Mr. Schwartz served as Co-Portfolio Manager and Senior Vice President at Sentinel Investments from 2004 to 2012. Prior to joining Eagle in August 2012, Ms. Pecor served as Co-Portfolio Manager at Sentinel Investments from 2005 to 2012. Prior to joining Eagle in August 2012, Mr. McGeary served as Co-Portfolio Manager at Sentinel Investments from 2011 to 2012 and as Equity Analyst at the same firm from 2005 to 2011.

As of August 1, 2012, Mr. Schwartz, Ms. Pecor and Mr. McGeary are each responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	$ 0
Other pooled investment vehicles	0	$ 0
Other accounts	4	$ 4 million

In 0 of the 4 of the above “other accounts,” the advisory fee payable to Eagle is based upon the account’s performance.

Mr. Schwartz’s, Ms. Pecor’s and Mr. McGeary’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Russell 2000® and S&P 400® indices for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of August 1, 2012, Mr. Schwartz, Ms. Pecor and Mr. McGeary did not own any shares of the fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE